Organization and Basis of Presentation - Summary of Subsidiaries, VIE and VIE's Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Mar. 10, 2014
Subsidiaries | BR Hong Kong Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Apr. 01, 2014
Place of incorporation	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Subsidiaries | Beijing Burning Rock Biotech Co Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jun. 13, 2014
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Trading
Subsidiaries | Burning Rock Biotechnology (Shanghai) Co Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jul. 04, 2016
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Research and development
Subsidiaries | Burning Rock Dx LLC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Aug. 28, 2019
Place of incorporation	United States
Percentage of legal ownership by the Company	100.00%
Principal activities	Cancer therapy selection test
VIE | Burning Rock (Beijing) Biotechnology Co Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jan. 07, 2014
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Holding
VIE's subsidiaries | Guangzhou Burning Rock Dx Co Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Mar. 18, 2014
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Cancer therapy selection test and sales of reagent kits
VIE's subsidiaries | Guangzhou Burning Rock Medical Equipment Co Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jan. 06, 2015
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Facilitation of laboratoryequipment sales andsales of reagent kits